Target Allocation for the Plan Assets Excluding those of the Employee Retirement Benefit Trusts (Detail)	12 Months Ended
Mar. 31, 2011
Asset category
General account of life insurance companies	14.00%
Total	100.00%
Japan
Asset category
Equity securities	16.00%
Debt securities	34.00%
Foreign
Asset category
Equity securities	16.00%
Debt securities	20.00%